Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio - Emerging Markets Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 250,241,911
Holdings Count | Holdings	110
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 250,241,911
Total number of portfolio holdings	110
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Samsung Electronics Co., Ltd.	5.1%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	3.5%
ICICI Bank Ltd., ADR	2.5%
PT Bank Central Asia Tbk	2.3%
PDD Holdings, Inc., ADR	2.0%
Larsen & Toubro Ltd.	2.0%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Samsung Electronics Co., Ltd.	5.1%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	3.5%
ICICI Bank Ltd., ADR	2.5%
PT Bank Central Asia Tbk	2.3%
PDD Holdings, Inc., ADR	2.0%
Larsen & Toubro Ltd.	2.0%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.8%

Columbia Variable Portfolio - Emerging Markets Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 69	1.34%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Net Assets	$ 250,241,911
Holdings Count | Holdings	110
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 250,241,911
Total number of portfolio holdings	110
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to chang
e.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Samsung Electronics Co., Ltd.	5.1%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	3.5%
ICICI Bank Ltd., ADR	2.5%
PT Bank Central Asia Tbk	2.3%
PDD Holdings, Inc., ADR	2.0%
Larsen & Toubro Ltd.	2.0%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Samsung Electronics Co., Ltd.	5.1%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	3.5%
ICICI Bank Ltd., ADR	2.5%
PT Bank Central Asia Tbk	2.3%
PDD Holdings, Inc., ADR	2.0%
Larsen & Toubro Ltd.	2.0%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.8%

Columbia Variable Portfolio - Emerging Markets Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 250,241,911
Holdings Count | Holdings	110
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 250,241,911
Total number of portfolio holdings	110
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Samsung Electronics Co., Ltd.	5.1%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	3.5%
ICICI Bank Ltd., ADR	2.5%
PT Bank Central Asia Tbk	2.3%
PDD Holdings, Inc., ADR	2.0%
Larsen & Toubro Ltd.	2.0%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Samsung Electronics Co., Ltd.	5.1%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	3.5%
ICICI Bank Ltd., ADR	2.5%
PT Bank Central Asia Tbk	2.3%
PDD Holdings, Inc., ADR	2.0%
Larsen & Toubro Ltd.	2.0%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.8%